Convertible Debts	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 6 - Convertible Debts

The Company has issued for aggregate consideration of $25,000 a convertible note to a related party, a stockholder of the Company. This note bears interest at the imputed IRS rate of .0054% per annum and is due September 28, 2011. The note is convertible into common stock of the Company at the rate of $.25 per share. In addition, upon conversion to common stock at maturity date, the Company will issue a 2-year warrant to purchase 100,000 shares of the Company's common stock at an exercise price of $.50 per share. The Company has recorded a beneficial conversion in the amount of $19,723 to reflect the fair value of the convertible debt and a corresponding increase to additional paid-in capital. As of December 31, 2011, the convertible note was repaid in full.

On February 15, 2013, the Company issued a convertible note of $45,000. The note accrues interest at 12% per annum and matured on April 16, 2013. The note is convertible into shares of Company’s common stock at a conversion price of $0.01 per share. The difference between the effective conversion price of the convertible notes into shares of the Company’s common stock, and the fair value of the Company’s common stock on the date of issuance of the convertible notes, resulted in a beneficial conversion feature in the amount of $16,875. In addition, upon the issuance of convertible note, the Company issued 2,500,000 shares of the Company's common stocks (See note 7). The Company has recorded a debt discount in the amount of $28,125 to reflect the value of the common stocks as a reduction to the carrying amount of the convertible debt and a corresponding increase to common stocks and additional paid-in capital. The total discount of $45,000 was amortized over the term of the debt.  Amortization for the six months ended June 30, 2013 was $45,000. The Company was not able to repay the loan on the maturity date, however, the principal balance of $45,000 was repaid on June 28, 2013. At June 30, 2013, the Company owes accrued interest of $1,586 to the Note Holder.

On February 28, 2013, the Company issued two convertible notes totaling $200,000. The notes accrued interest at 12% per annum and matured on April 27, 2013. The notes are convertible into shares of Company’s common stocks at a conversion price of $0.01 per share. The difference between the effective conversion price of the convertible notes into shares of the Company’s common stock, and the fair value of the Company’s common stock on the date of issuance of the convertible notes, resulted in a beneficial conversion in the amount of $200,000. The total discount of $200,000 was amortized over the term of the debt. Total amortization for the two convertible notes for the six months ended June 30, 2013 was $200,000. As of June 30, 2013, the Company was not able to repay the loan on the maturity date, and the principal balance of $200,000 and accrued interest of $8,022 are in default. The note does not include any additional fees or penalties due to the loan being in default. The notes were converted into 20,000,000 shares of Company’s common stock to satisfy the debt of $200,000 on July 8, 2013.

On April 20, 2013, the Company issued a convertible note of $100,000. The note accrued interest at 12% per annum and matured on June 19, 2013. The note is convertible into shares of Company’s common stocks at a conversion price of $0.01 per share. The difference between the effective conversion price of the convertible notes into shares of the Company’s common stock, and the fair value of the Company’s common stock on the date of issuance of the convertible notes, resulted in a beneficial conversion in the amount of $100,000. The total discount of $100,000 was amortized over the term of the debt. Total amortization for the convertible note for the six months ended June 30, 2013 was $100,000. As of June 30, 2013, the Company was not able to repay the loan on the maturity date, and the principal balance of $100,000 and accrued interest of $2,334 are in default. The note does not include any additional fees or penalties due to the loan being in default. The notes were converted into 10,000,000 shares of Company’s common stock was made to satisfy the debt of $100,000 on July 8, 2013.

On June 28, 2013, the Company issued a convertible note of $1,350,000. The Note matures on June 28, 2016 and is secured by a lien on all the assets of the Company. The interest is payable by 50 ounces of gold produced by the Company on a monthly basis commencing on August 28, 2013. If the 50 ounces of gold are not available, the gold shall be made available at the next monthly interest date. As of June 30, 2013, the interest expense is $4,136.

The note is convertible into shares of Company’s common stock at a conversion price of $0.10 per share. The Company also issued a 5-year warrant to purchase 13,500,000 shares of common stock at an exercise price of $0.15 per share. (See note 7). In addition, the Company agreed to sell to the Note holder on a monthly basis commencing August 28, 2013, 100 ounces of gold per month for a purchase price of $500 per ounce. If an ounce of gold as reported on Kitco.com is less than $1,000 an ounce when the gold is to be delivered to the Buyer, the purchase price of the gold shall be $400 per ounce. The agreement shall survive until an aggregate of 3,500 ounces of gold have been purchased by the Note holder. The Company has recorded a contract settlement liability in the amount of $2,590,000 to reflect the value of the 3,500 ounces of gold committed to purchase as a reduction to the carrying amount of the convertible debt. The total discount of $1,300,000 will be amortized over the term of the debt.  Amortization for the six months ended June 30, 2013 was $2,500.

The Company also agreed to file a registration statement to register for re-sale the shares issuable upon conversion of the Note and the shares underlying the Warrant . If the registration statement is not declared effective by the Securities and Exchange Commission by August 28, 2013, the Company shall pay the Buyer as liquidated damages 3% of the liquidated value of the Conversion Shares for each 30 day period subsequent to August 28, 2013. As of June 30, 2013, the Company has accrued liquidated damage expense of $81,000.

As of June 30, 2013, the Company has received $1,300,000 of the proceeds from the convertible note. The remaining $50,000 was funded in July 2013.